Shareholders' equity	12 Months Ended
Mar. 29, 2026
Share Capital, Reserves And Other Equity Interest [Abstract]
Shareholders' equity	Shareholders’ equity
The authorized and issued share capital of the Company are as follows:
Authorized
The authorized share capital of the Company consists of an unlimited number of subordinate voting shares without par value, an unlimited number of multiple voting shares without par value, and an unlimited number of preferred shares without par value, issuable in series.
Issued
Multiple voting shares - Holders of the multiple voting shares are entitled to 10 votes per multiple voting share. Multiple voting shares are convertible at any time at the option of the holder into one subordinate voting share. The multiple voting shares will automatically be converted into subordinate voting shares when they cease to be owned by one of the principal shareholders. In addition, the multiple voting shares of either of the principal shareholders will automatically be converted to subordinate voting shares at such time as the beneficial ownership of that shareholder falls below 15% of the outstanding subordinate voting shares and multiple voting shares outstanding, or additionally, in the case of DTR, when the current Chairman and Chief Executive Officer no longer serves as a director of the Company or in a senior management position.
Subordinate voting shares - Holders of the subordinate voting shares are entitled to one vote per subordinate voting share.
The rights of the subordinate voting shares and the multiple voting shares are substantially identical, except for voting and conversion. Subject to the prior rights of any preferred shares, the holders of subordinate and multiple voting shares participate equally in any dividends declared and share equally in any distribution of assets on liquidation, dissolution, or winding up.
Share capital transactions for the year ended March 29, 2026
Normal course issuer bid for fiscal 2026
In November 2025, the Company renewed its normal course issuer bid in relation to its subordinate voting shares (“Fiscal 2026 NCIB”). The Company is authorized to make purchases under the Fiscal 2026 NCIB from November 10, 2025 to November 9, 2026, in accordance with the requirements of the Toronto Stock Exchange (the “TSX”). The Board of Directors of the Company has authorized the Company to repurchase up to 4,578,677 subordinate voting shares, representing approximately 10.0% of the Public Float (as defined in the rules of the TSX) for the subordinate voting shares as at October 27, 2025. Purchases will be made by means of open market transactions on both the TSX and the New York Stock Exchange (the “NYSE”), or alternative trading systems, if eligible, and will conform to their regulations. Under the Fiscal 2026 NCIB, the Company is allowed to repurchase daily, through the facilities of the TSX, a maximum of 58,127 subordinate voting shares, representing 25% of the average daily trading volume, as calculated per the TSX rules for the six-month period starting on May 1, 2025 and ending on October 31, 2025.
In connection with the Fiscal 2026 NCIB, the Company also entered an automatic share purchase plan (the “ASPP”) under which a designated broker may purchase subordinate voting shares under the Fiscal 2026 NCIB during the regularly scheduled quarterly trading blackout periods of the Company. The repurchases made under the ASPP will be made in accordance with certain purchasing parameters and will continue until the earlier of the date on which the Company has purchased the maximum value of subordinate voting shares pursuant to the Fiscal 2026 NCIB or upon the date of expiry of the Fiscal 2026 NCIB.
Since the commencement of the bid on November 10, 2025, the Company made no repurchases under the Fiscal 2026 NCIB.
During the year ended March 29, 2026, the Company made no repurchases under the Fiscal 2025 NCIB, as defined below.
The transactions affecting the issued and outstanding share capital of the Company are described below:

(in millions of Canadian dollars, except share amounts)	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
March 30, 2025	51,004,076	1.4	45,830,391	108.2	96,834,467	109.6
Exercise of stock options	—	—	56,881	0.5	56,881	0.5
Settlement of RSUs	—	—	251,094	4.0	251,094	4.0
Total share issuances	—	—	307,975	4.5	307,975	4.5
March 29, 2026	51,004,076	1.4	46,138,366	112.7	97,142,442	114.1
Share capital transactions for the year ended March 30, 2025
Normal course issuer bid for fiscal 2025
The Board of Directors authorized the Company to initiate a normal course issuer bid, in accordance with the requirements of the Toronto Stock Exchange, to purchase up to 4,556,841 subordinate voting shares over the 12-month period from November 22, 2024 and ending no later than November 21, 2025 (the "Fiscal 2025 NCIB"). Purchased subordinate voting shares will be cancelled.
In connection with the Fiscal 2025 NCIB, the Company also entered into an automatic share purchase plan (the “Fiscal 2025 ASPP”) under which a designated broker may purchase subordinate voting shares under the Fiscal 2025 NCIB during the regularly scheduled quarterly trading blackout periods of the Company. The repurchases made under the Fiscal 2025 ASPP will be made in accordance with certain purchasing parameters and will continue until the earlier of the date on which the Company has acquired the maximum limit of subordinate voting shares pursuant to the Fiscal 2025 ASPP or upon the date of expiry of the Fiscal 2025 NCIB.
Since the commencement of the plan on November 22, 2024, the Company made no repurchases under the Fiscal 2025 NCIB.
During the year ended March 30, 2025, the Company made no repurchases under the Fiscal 2024 NCIB, as defined below.
The transactions affecting the issued and outstanding share capital of the Company are described below:

	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
March 31, 2024	51,004,076	1.4	45,528,438	103.5	96,532,514	104.9
Exercise of stock options	—	—	115,296	0.6	115,296	0.6
Settlement of RSUs	—	—	186,657	4.1	186,657	4.1
Total share issuances	—	—	301,953	4.7	301,953	4.7
March 30, 2025	51,004,076	1.4	45,830,391	108.2	96,834,467	109.6
Share capital transactions for the year ended March 31, 2024
Normal course issuer bid for fiscal 2024
The Board of Directors authorized the Company to initiate a normal course issuer bid, in accordance with the requirements of the Toronto Stock Exchange, to purchase up to 4,980,505 subordinate voting shares over the 12-month period from November 22, 2023 and concluded on November 21, 2024 (the "Fiscal 2024 NCIB"). Purchased subordinate voting shares will be cancelled.
In connection with the Fiscal 2024 NCIB, the Company also entered an automatic share purchase plan (the “Fiscal 2024 ASPP”) under which a designated broker may purchase subordinate voting shares under the Fiscal 2024 NCIB during the regularly scheduled quarterly trading blackout periods of the Company. The repurchases made under the Fiscal 2024 ASPP will be made in accordance with certain purchasing parameters and will continue until the earlier of the date on which the Company has acquired the maximum limit of subordinate voting shares pursuant to the Fiscal 2024 ASPP or upon the date of expiry of the Fiscal 2024 NCIB.
During the fiscal year ended March 31, 2024, under the Fiscal 2024 NCIB, the Company purchased 3,586,124 subordinate voting shares for cancellation for total cash consideration of $56.9m. The amount to purchase the subordinate voting shares was charged to share capital, with the remaining $48.8m charged to retained earnings. Of the 3,586,124 subordinate voting shares purchased, 3,088,648 were purchased under the Fiscal 2024 ASPP for total cash consideration of $49.6m.
For the trading blackout period relating to the fiscal year ended March 31, 2024, the Company elected not to rely on the Fiscal 2024 ASPP. Therefore, there was no liability due to the designated broker as at March 31, 2024.

	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
April 2, 2023	51,004,076	1.4	53,184,912	117.3	104,188,988	118.7
Purchase of subordinate voting shares	—	—	(7,855,007)	(17.8)	(7,855,007)	(17.8)
Total share purchases	—	—	(7,855,007)	(17.8)	(7,855,007)	(17.8)
Exercise of stock options	—	—	64,058	0.2	64,058	0.2
Settlement of RSUs	—	—	134,475	3.8	134,475	3.8
Total share issuances	—	—	198,533	4.0	198,533	4.0
March 31, 2024	51,004,076	1.4	45,528,438	103.5	96,532,514	104.9